Stock-Based Compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 13 — Stock-Based Compensation

The Company’s 2023 Equity Incentive Plan provides for the issuance of stock options, restricted stock awards, RSUs and other stock-based compensation awards to employees, directors, officers, consultants or others who provide services to the Company. The specific terms of such awards are to be established by the board of directors or a committee thereof. As of June 30, 2026, 357,047 shares of the Company’s Class A Common Stock are available for the grant of awards under the 2023 Equity Incentive Plan.

Restricted Stock Units

During the nine months ended June 30, 2025, the Company and a former employee entered into certain agreements wherein the Company agreed to accelerate the vesting of 99,999 common stock warrants and grant the holder an additional 25,000 warrants to purchase shares of its Class A Common Stock. The warrants are immediately exercisable and have an exercise price of $0.10 per share. Subsequently, the Company agreed to cancel 45,000 of these common stock warrants and replace them with the same number of fully vested RSUs. As a result of the acceleration of vesting and the grant of the warrants, during the nine months ended June 30, 2025 the Company recognized additional stock-based compensation expense of $6,917.

A summary of activity in the Company’s RSUs for the nine months ended June 30, 2026 is as follows:

	Number of units	Weighted-Average Grant Date Fair Value per Unit
Outstanding at September 30, 2025	954,562	$42.10
Granted	194,286	2.67
Forfeited	(18,773)	12.96
Vested	(623,955)	19.06
Outstanding at June 30, 2026	506,120	48.81

Unrecognized compensation expense related to RSUs was $6,479 as of June 30, 2026 and is expected to be recognized over a weighted-average period of 1.4 years.

Restricted Stock Awards

A summary of activity in the Company’s RSAs for the nine months ended June 30, 2026 is as follows:

	Number of shares	Weighted-Average Grant Date Fair Value per Share

Outstanding at September 30, 2025	487,250	$7.00
Vested	(144,750)	7.00
Outstanding at June 30, 2026	342,500	7.00

Unrecognized compensation expense related to RSAs was $1,545 as of June 30, 2026 and is expected to be recognized over a weighted-average period of 1.4 years.

Stock Options

Stock option activity for the nine months ended June 30, 2026 is as follows:

	Number of Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (years)
Outstanding at September 30, 2025	245,215	$48.50
Exercised	(32,353)	1.70
Forfeited	(1,436)	68.40
Expired	(6,329)	64.40
Outstanding at June 30, 2026	205,097	55.26	5.2
Exercisable at June 30, 2026	202,669	55.11	5.2

Unrecognized stock-based compensation expense related to stock options, totaling $159 as of June 30, 2026, is expected to be recognized over a weighted-average period of 0.4 years. The aggregate intrinsic value of stock options outstanding and stock options exercisable as of June 30, 2026 was $13 and $13, respectively. The total intrinsic value of options exercised during the nine months ended June 30, 2026 and 2025 was $165 and $0, respectively. The total fair value of options that vested during the nine months ended June 30, 2026 and 2025 was $528 and $471, respectively. No stock options were granted during the nine months ended June 30, 2026 and 2025.

The condensed consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025

Cost of revenue – product	$32	$64	$116	$122
Cost of revenue – services	34	—	91	—
Research and development	14	66	123	212
Selling, general and administrative	2,270	6,972	9,611	19,922
Total stock-based compensation expense	$2,350	$7,102	$9,941	$20,256

Note 16 — Stock-Based Compensation

In connection with the Merger, the Company adopted the 2023 Equity Incentive Plan, which provides for the issuance of stock options, restricted stock awards, RSUs and other stock-based compensation awards to employees, directors, officers, consultants or others who provide services to the Company. The specific terms of such awards are to be established by the board of directors or a committee thereof. As of September 30, 2025, 256,089 shares of the Company’s Class A Common Stock are available for the grant of awards under the 2023 Equity Incentive Plan.

Also in connection with the Merger, the Company adopted the 2023 Employee Stock Purchase Plan to assist eligible employees in acquiring stock ownership in the Company and the Company reserved 68,705 shares of its Class A Common Stock for issuance under the plan. As of September 30, 2025, the Company had not commenced any offering period nor sold any shares under this plan.

Restricted Stock Units

In connection with the Merger, all of Legacy Mobix’s RSUs were assumed by the Company and converted into an RSU covering the same number of shares of the Company’s Class A Common Stock.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

As of September 30, 2023, the Company had committed to issue to certain officers and key employees, contingent upon closing of the Merger, an aggregate of 500,000 RSUs (of which 100,000 were modified to warrants to purchase shares of the Company’s Class A Common Stock upon the holder’s termination of employment) over three years, beginning on the first anniversary of the Closing of the Merger. Because the vesting of these awards was subject to both a service condition and a performance condition (the completion of the Merger), the Company initially determined that vesting of the awards was not probable and did not recognize any stock-based compensation expense for these awards prior to the Closing. Upon Closing, the performance condition was satisfied, and vesting of the awards is subject only to a service condition. As a result, the Company is required to recognize the value of these awards over the requisite service period. During the year ended September 30, 2024, the Company recognized a catch-up for the portion of the service period completed prior to the performance condition being satisfied and is recognizing the remainder of the cost over the remaining service period.

Also during the year ended September 30, 2024, in connection with a separation of employment, the Company modified 100,000 RSUs held by an employee such that the RSUs—which were subject to forfeiture under their original terms—would continue to vest over their original service period. Because the fair value of the modified awards was lower than the grant-date fair value of the original awards, the Company recognized a $2,242 reduction of stock-based compensation expense during the year ended September 30, 2024.

During the year ended September 30, 2025, the Company and a former employee entered into certain agreements wherein the Company agreed to accelerate the vesting of 99,999 common stock warrants and grant the holder an additional 25,000 common stock warrants. The warrants are immediately exercisable and have an exercise price of $0.10 per share. Subsequently, the Company agreed to cancel 45,000 of these common stock warrants and replace them with the same number of fully vested RSUs. As a result of the acceleration of vesting and the grant of the warrants, during the year ended September 30, 2025 the Company recognized additional stock-based compensation expense of $6,917.

A summary of activity in the Company’s RSUs for the year ended September 30, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit

Outstanding at September 30, 2024	446,318	$79.30
Issued	1,103,679	9.64
Forfeited	(4,813)	33.59
Vested	(590,622)	9.58
Outstanding at September 30, 2025	954,562	42.11

Unrecognized compensation expense related to RSUs was $14,066 as of September 30, 2025 and is expected to be recognized over a weighted-average period of 2.0 years.

Restricted Stock Awards

During the year ended September 30, 2025, the Company granted restricted stock awards (“RSAs”) for a total of 510,000 shares of the Company’s Class A Common Stock to two officers and directors of the Company. The restricted stock awards were made pursuant to separate award agreements between the Company and each of the recipients. One RSA will vest in specified quarterly amounts from July 2025 through July 2028; the other RSA will vest over a two-year period and can be accelerated if certain stock price thresholds are met.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

A summary of activity in the Company’s RSAs for the year ended September 30, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Share

Outstanding at September 30, 2024	—	$—
Issued	510,000	7.00
Vested	(22,750)	7.00
Outstanding at September 30, 2025	487,250	7.00

Unrecognized compensation expense related to RSAs was $2,855 as of September 30, 2025 and is expected to be recognized over a weighted-average period of 2.0 years.

Stock Options

Stock options granted under the Company’s equity incentive plan may be Incentive Stock Options (“ISOs”) or Non-Statutory Stock Options (“NSOs”). ISOs may be granted only to employees and NSOs may be granted to employees and consultants. The types of awards granted to consultants do not vary in characteristics from those granted to employees. The term of each option, which is stated in each option agreement, cannot exceed ten years from the date of grant. The exercise price is determined by the Company’s board of directors. If granted to an employee (other than employee who owns stock representing more than 10% of the voting power of all classes of stock), the option exercise price cannot be less than the fair market value of the stock on the date of grant as determined by the Company’s board of directors. Vesting requirements for options granted under the plans are determined by the board of directors. Stock option awards generally vest over periods of one to four years. Certain awards require the performance of one year of service before vesting commences, with a specified percentage of the award vesting after one year of service, and the remainder vesting ratably over the remaining vesting period.

In connection with the Merger, all Legacy Mobix stock options were assumed by the Company and converted into the same number of stock options of the Company, with no change to their exercise prices, vesting conditions or other terms.

Stock option activity for the year ended September 30, 2025 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2024	274,063	$48.90
Forfeited	(7,154)	60.30
Expired	(21,691)	49.20
Outstanding at September 30, 2025	245,218	48.50	5.9
Exercisable at September 30, 2025	233,102	47.50	5.8

Unrecognized stock-based compensation expense related to stock options, totaling $399 as of September 30, 2025, is expected to be recognized over a weighted-average period of 1.1 years. The aggregate intrinsic value of stock options outstanding and stock options exercisable as of September 30, 2025 was $414 and $414, respectively. The total intrinsic value of options exercised during the year ended September 30, 2024 was $4,709. The total fair value of options that vested during the years ended September 30, 2025 and 2024 was $593 and $1,726, respectively.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The weighted-average grant date fair value of options granted during the year ended September 30, 2024 was $35.00. The fair value of stock options granted was estimated with the following assumptions:

	Year ended September 30, 2024
	Range
	Low	High

Expected volatility	54.8%	55.6%
Expected dividend yield	0%	0%
Risk-free interest rate	3.9%	4.4%
Expected term (years)	4.5	5.3

The consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Year ended September 30,
	2025	2024

Cost of revenue – product	$174	$15
Cost of revenue – services	9	—
Research and development	338	1,124
Selling, general and administrative	25,098	20,244
Total stock-based compensation expense	$25,619	$21,383